UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lakeshore Capital, LLC
Address: 3755 Corporate Woods Drive, Suite 200

         Birmingham, AL  35242

13F File Number:  28-12681

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joel Conn
Title:     President
Phone:     (205)-313-9000

Signature, Place, and Date of Signing:

     /s/  Joel Conn     Birmingham, AL     April 28, 2008



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     65

Form13F Information Table Value Total:     $81,626 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Anadarko Petroleum             COM              032511107     5689    90266 SH       SOLE                    85616              4650
                                                                69     1100 SH       OTHER                    1100
Apache Corp.                   COM              037411105     3492    28902 SH       SOLE                    27322              1580
                                                                63      525 SH       OTHER                     525
Banco Bilbao Vizcaya Argentina COM              05946k101      324    14756 SH       SOLE                    14756
Bb&t Corporation               COM              054937107     6158   192062 SH       SOLE                   182117              9945
                                                               164     5101 SH       OTHER                    5101
Berkshire Hathaway-B           COM              084670207      376       84 SH       SOLE                       76                 8
Blackrock MuniVest Fund Inc.   COM              09253r105      163    18885 SH       SOLE                    18885
                                                               157    18150 SH       OTHER                   18150
Capital One Financial Corp     COM              14040H105     1506    30598 SH       SOLE                    28773              1825
                                                                12      250 SH       OTHER                     250
Chevrontexaco Corp             COM              166764100     5257    61588 SH       SOLE                    58431              3157
                                                               465     5444 SH       OTHER                    5444
Colonial Prop Trust            COM              195872106      361    15000 SH       SOLE                    15000
Conocophillips                 COM              20825C104     4378    57449 SH       SOLE                    54661              2788
                                                                41      541 SH       OTHER                     541
Csx Corp.                      COM              126408103      168     3000 SH       SOLE                     3000
                                                                56     1000 SH       OTHER                    1000
Duke Energy Corp               COM              26441C105     2549   142790 SH       SOLE                   135550              7240
                                                                54     3000 SH       OTHER                    3000
Eagle Bancorp Inc.             COM              268948106      144    11008 SH       SOLE                    11008
                                                                 7      506 SH       OTHER                     506
Encana Corp                    COM              292505104     3844    50751 SH       SOLE                    48126              2625
                                                                15      200 SH       OTHER                     200
Exxon Mobil Corp.              COM              30231g102       95     1120 SH       SOLE                      140               980
                                                               110     1300 SH       OTHER                    1300
Firstmerit Corp.               COM              337915102      385    18616 SH       SOLE                    18616
Freddie Mac (FHLMC)            COM              313400301     1607    63461 SH       SOLE                    60006              3455
                                                                 5      200 SH       OTHER                     200
Hewlett-Packard Co             COM              428236103     4768   104434 SH       SOLE                    99109              5325
                                                                32      700 SH       OTHER                     700
Mdu Resources Group            COM              552690109     4204   171234 SH       SOLE                   162435              8799
                                                                77     3125 SH       OTHER                    3125
Merck & Co Inc                 COM              589331107     2870    75625 SH       SOLE                    71745              3880
                                                                30      800 SH       OTHER                     800
Microsoft Corp.                COM              594918104      212     7464 SH       SOLE                     7464
Middleburg Financial Corp      COM              596094102      305    13500 SH       SOLE                    13500
                                                                17      750 SH       OTHER                     750
Nabors Industries Ltd.         COM              G6359F103     2704    80065 SH       SOLE                    75365              4700
                                                                 7      200 SH       OTHER                     200
Nokia Corp.                    COM              654902204      212     6675 SH       SOLE                     6675
PNC Financial Services         COM              693475105     3793    57842 SH       SOLE                    54821              3021
                                                                77     1180 SH       OTHER                    1180
Pepsico Inc                    COM              713448108      230     3190 SH       SOLE                     3190
Philip Morris Intl Inc         COM              718172109      230     4550 SH       SOLE                     4550
                                                               177     3500 SH       OTHER                    3500
Plum Creek Timber Co           COM              729251108     3159    77606 SH       SOLE                    73721              3885
                                                                54     1320 SH       OTHER                    1320
Rayonier Inc                   COM              754907103     4113    94683 SH       SOLE                    89801              4882
                                                               145     3334 SH       OTHER                    3334
Ryland Group Inc               COM              783764103     1401    42595 SH       SOLE                    39910              2685
                                                                16      500 SH       OTHER                     500
Spectra Energy                 COM              847560109     1889    83038 SH       SOLE                    78533              4505
                                                                50     2190 SH       OTHER                    2190
Torchmark Corp                 COM              891027104     3812    63410 SH       SOLE                    63410
Vulcan Materials Co            COM              929160109      398     6000 SH       SOLE                     6000
Waddell & Reed Inc.            COM              930059100      220     6848 SH       SOLE                     6848
Washington Real Estate         COM              939653101     4980   149000 SH       SOLE                   140880              8120
                                                               125     3750 SH       OTHER                    3750
John Han Bk & Thrift Opp Fd    ETF              409735107     2218   379783 SH       SOLE                   361203             18580
                                                                68    11700 SH       OTHER                   11700
Colonial Pptys TR PFD 1/10 SER PFD              195872403      766    31400 SH       SOLE                    30400              1000
                                                                12      500 SH       OTHER                     500
PLC Capital Trust III TOPRS 7. PFD              69340m204      540    22600 SH       SOLE                    21600              1000